Jan. 01, 2022
Sit Mutual Funds
(each, a “Fund” and, collectively, the “Funds”)
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Supplement dated January 1, 2022
to
Prospectus and Statement of Additional Information Dated November 1, 2021
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This Supplement contains information that supplements and amends certain information contained in the Sit Stock Funds’ Prospectus and the Statement of Additional Information, both dated November 1, 2021.
PROSPECTUS
Sit International Growth Fund (Series A)
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for	2.00%
less than 30 days)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Acquired Fund Fees and Expenses (1)	0.01%
Total Annual Fund Operating Expenses (1)	1.51%
Fee Waiver (2)	(0.65)%
Total Annual Fund Operating Expenses After Fee Waiver	0.86%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

(2)	Sit Investment Associates, Inc. (the “Adviser”) has agreed to reduce the management fee to 0.85% through June 30, 2023. The Adviser may elect to extend, modify or terminate the fee waiver at any time.
Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same
, and that
you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for
1-year.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$414	$763	$1,752
Sit Balanced Fund (Series B)
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Acquired Fund Fees and Expenses (1)	0.05%
Total Annual Fund Operating Expenses (1)	1.05%
Fee Waiver (2)	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

(2)	Sit Investment Associates, Inc. (the “Adviser”) has agreed to reduce the management fee to 0.80% through June 30, 2023. The Adviser may elect to extend, modify or terminate the fee waiver at any time.
Example
This Example is intended to help you
compare
the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for
1-year.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$315	$561	$1,270
Sit Developing Markets Growth Fund (Series C)

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for	2.00%
less than 30 days)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.00%
Acquired Fund Fees and Expenses (1)	0.03%
Total Annual Fund Operating Expenses (1)	2.03%
Fee Waiver (2)	(1.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

(2)	Sit Investment Associates, Inc. (the “Adviser”) has agreed to reduce the management fee to 0.95% through June 30, 2023. The Adviser may elect to extend, modify or terminate the fee waiver at any time.
Example
This Example is intended to help you compare the cost of
investing
in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for
1-year.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$535	$998	$2,281
Sit Small Cap Dividend Growth Fund (Series I)

	Class I	Class S
Shareholder Fees (fees paid dire c tly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares	2.00%	2.00%
held for less than 30 days)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Acquired Fund Fees and Expenses (1)	0.10%	0.10%
Distribution (12b-1) fees	None	0.25%
Total Annual Fund Operating Expenses (1)	1.35%	1.60%
Fee Waiver (2)	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	1.25%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

(2)	Sit Investment Associates, Inc. (the “Adviser”) has agreed to reduce the management fee to 0.90% through June 30, 2023. The Adviser may elect to extend, modify or terminate the fee waiver at any time.
Example
This Example is intended to help you compare the cost of investing in the Fund with the
cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waivers in effect for
1-year.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$1,020	$3,935	$7,071	$15,990
Class S	$127	$471	$839	$1,876